Stockholders' deficiency (Detail textuals 14) (Placement Agent Warrants, USD $)	3 Months Ended
Mar. 31, 2013
Placement Agent Warrants
Stockholders Equity Note [Line Items]
Number of placement agent warrants issued	5,250,000
Non cash issue costs allocated to common stock	$ 4,087,586
Non cash issue costs allocated to derivative liability	$ 2,201,008
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	104.00%
Fair value assumptions risk free rate	1.00%
Fair value assumptions expected term	5 years